Summary of Significant Accounting Policies - Funding Commitments, Guarantees and Distributions Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUNLIGHT FINANCIAL LLC
Funding commitments		$ 18,386	$ 19,509
Distributions payable		7,522	1,987
Realized Gains on Contract Derivative, Net		103	0
Declared distributions		$ 7,500	$ 3,600
Subsequent Event [Member] | SUNLIGHT FINANCIAL LLC
Payment of tax on distributions	$ 6,800
Preferred class A-1 unit members' capital
Accrued distributions per unit		$ 4.38
Preferred class A-1 unit members' capital | SUNLIGHT FINANCIAL LLC
Distributions payable		$ 1,300
Preferred class A-2 unit members' capital
Distributions payable		$ 1,200
Accrued distributions per unit		$ 5.33
Preferred class A -3 unit members' capital
Distributions payable		$ 5,000
Preferred class A -3 unit members' capital | SUNLIGHT FINANCIAL LLC
Accrued distributions per unit		$ 13.34